Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Jul. 07, 2021
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2021